Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income (loss)	$ 517,423	$ 189,360	$ (3,368)
(Loss) income from discontinued operations (note 21)	0	20,276	(274,095)
Income (loss) from continuing operations	517,423	209,636	(277,463)
Non-cash and non-operating items:
Depreciation and amortization	97,551	99,033	106,084
(Gain) loss on sale and write-down of assets (note 14)	(10,360)	(21,863)	92,368
Asset retirement obligation extinguishment gain (note 6)	0	0	(32,950)
Loss on bond repurchase (note 7)	0	12,694	0
Other	22,503	5,089	33,470
Change in operating assets and liabilities (note 19)	6,339	(132,301)	(63,414)
Net operating cash flow - continuing operations	633,456	172,288	(141,905)
Net operating cash flow - discontinued operations (note 21)	0	26,866	220,021
Net operating cash flow	633,456	199,154	78,116
FINANCING ACTIVITIES
Issuance costs, net of proceeds from issuance of long-term debt	(3,536)	0	221,167
Prepayments of long-term debt	(1,000)	(614,677)	(135,000)
Scheduled repayments of long-term debt and settlement of related swaps (note 7)	(21,184)	(56,914)	(11,229)
Proceeds from short-term debt	50,000	134,000	50,000
Prepayments of short-term debt	(50,000)	(159,000)	(35,000)
Proceeds from financings related to sale-leaseback of vessels, net of issuance costs	0	288,108	140,226
Prepayments of obligations related to finance leases	(364,201)	0	(184,115)
Scheduled repayments of obligations related to finance leases	(34,113)	(50,636)	(23,873)
Sale of Common Stock of Subsidiaries	0	22,809	0
Purchase of Teekay Tankers common shares (note 12)	(4,765)	(5,269)	(4,749)
Distributions from subsidiaries to non-controlling interests	42,732	0	0
Repurchase of Teekay Corporation common shares (note 11)	(50,713)	(15,369)	0
Other financing activities	(1,806)	0	(1,046)
Net financing cash flow - continuing operations	(524,050)	(456,948)	16,381
Net financing cash flow - discontinued operations (note 21)	0	0	(242,037)
Net financing cash flow	(524,050)	(456,948)	(225,656)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(10,198)	(15,430)	(21,447)
Proceeds from Sale, Maturity and Collection of Short-Term Investments	37,396	(210,000)	0
Proceeds from Sales of Business, Affiliate and Productive Assets	23,561	82,621	58,090
Proceeds from the sale of the Teekay Gas Business, net of cash sold ($178.0 million) (note 21)	0	454,789	0
Increase (Decrease) in Notes Receivable, Related Parties	3,900	(3,000)	1,500
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	54,659	308,980	38,143
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0	0	(30,973)
Net investing cash flow	54,659	308,980	7,170
Increase (decrease) in cash, cash equivalents and restricted cash	164,065	51,186	(140,370)
Cash, cash equivalents and restricted cash, beginning of the year	316,706	265,520	405,890
Cash, cash equivalents and restricted cash, end of the year	$ 480,771	$ 316,706	$ 265,520